Income Taxes (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Components of the deferred tax asset:
Bad debts	$ 1,828,937	$ 1,619,154
Deferred compensation	6,930	6,930
Contingent liability - MPF program	17,838	17,838
Finance lease	47,305	19,044
Operating lease	959	0
Deferred SBA PPP fees	5,966	108,668
Unrealized loss on debt securities AFS	5,493,977	310,208
Other	22,008	22,716
Total deferred tax asset	7,423,920	2,104,558
Components of the deferred tax liability:
Depreciation	483,484	461,168
Limited partnerships	156,394	94,952
Mortgage servicing rights	181,144	188,521
Investment in CFS Partners	29,586	120,113
Operating lease	0	3,315
Prepaid expenses	108,893	74,426
Total deferred tax liability	959,501	942,495
Net deferred tax asset	$ 6,464,419	$ 1,162,063